Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD

Non-current
Loans from a related party (Note 19)	1,651,825	895,100	200,336

Current
Trade payables – third parties	969,110	1,319,572	295,338
Loans from a related party (Note 19)	1,887,800	1,566,425	350,588
Amount due to related parties, net (Note 19)	128,523	246,762	55,228
Advances from a related party (Note 19)	5,250,465	5,471,319	1,224,557
Other payables	289,091	225,606	50,494
Provision	48,000	48,000	10,743
Accrued expenses	3,585,167	984,847	220,422
	12,158,156	9,862,531	2,207,370
	13,809,981	10,757,631	2,407,706